Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 3.9%
Media 2.3%
iHeartMedia, Inc., Class A(a)	530,000	13,186,400
Wireless Telecommunication Services 1.6%
Telephone and Data Systems, Inc.	452,104	9,186,753
Total Communication Services		22,373,153
Consumer Discretionary 9.5%
Auto Components 1.0%
Motorcar Parts of America, Inc.(a)	289,363	5,735,175
Hotels, Restaurants & Leisure 5.2%
Penn National Gaming, Inc.(a)	94,535	7,666,788
Six Flags Entertainment Corp.(a)	204,000	8,616,960
Texas Roadhouse, Inc.	148,470	14,104,650
Total		30,388,398
Household Durables 1.5%
KB Home	196,665	8,462,495
Textiles, Apparel & Luxury Goods 1.8%
Kontoor Brands, Inc.	195,977	10,574,919
Total Consumer Discretionary		55,160,987
Consumer Staples 2.0%
Food Products 2.0%
Nomad Foods Ltd.(a)	443,422	11,701,907
Total Consumer Staples		11,701,907
Energy 3.6%
Energy Equipment & Services 1.4%
Patterson-UTI Energy, Inc.	1,066,372	8,275,047
Oil, Gas & Consumable Fuels 2.2%
Devon Energy Corp.	299,640	8,854,362
Renewable Energy Group, Inc.(a)	80,000	3,873,600
Total		12,727,962
Total Energy		21,003,009
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 26.8%
Banks 12.1%
First Hawaiian, Inc.	388,838	10,852,468
Huntington Bancshares, Inc.	761,825	11,831,142
OceanFirst Financial Corp.	450,000	9,567,000
Pacific Premier Bancorp, Inc.	428,623	17,127,775
Popular, Inc.	161,254	12,245,629
Stock Yards Bancorp, Inc.	162,322	8,372,569
Total		69,996,583
Consumer Finance 1.1%
PROG Holdings, Inc.	126,098	5,966,957
Insurance 6.6%
CNO Financial Group, Inc.	400,308	9,791,534
Hanover Insurance Group, Inc. (The)	92,753	13,106,926
Lincoln National Corp.	224,254	15,395,037
Total		38,293,497
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	416,221	4,749,082
Thrifts & Mortgage Finance 6.2%
Axos Financial, Inc.(a)	411,820	19,965,034
Radian Group, Inc.	671,310	15,863,055
Total		35,828,089
Total Financials		154,834,208
Health Care 7.7%
Biotechnology 0.6%
Ligand Pharmaceuticals, Inc.(a)	24,316	3,217,007
Health Care Equipment & Supplies 3.6%
CONMED Corp.	80,808	10,613,323
LivaNova PLC(a)	120,000	9,922,800
Total		20,536,123
Health Care Providers & Services 1.0%
LHC Group, Inc.(a)	31,145	5,816,640
Life Sciences Tools & Services 2.5%
Syneos Health, Inc.(a)	157,418	14,605,242
Total Health Care		44,175,012
Columbia Select Small Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.4%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	67,696	8,244,019
Airlines 1.0%
Spirit Airlines, Inc.(a)	235,938	5,787,559
Commercial Services & Supplies 1.7%
Waste Connections, Inc.	76,511	9,885,986
Electrical Equipment 0.8%
Bloom Energy Corp., Class A(a)	226,774	4,857,499
Machinery 6.8%
ITT, Inc.	116,032	11,100,782
Kennametal, Inc.	225,138	8,370,631
Rexnord Corp.	322,458	19,592,548
Total		39,063,961
Professional Services 1.4%
CACI International, Inc., Class A(a)	31,046	7,995,587
Road & Rail 2.3%
Knight-Swift Transportation Holdings, Inc.	257,999	13,397,888
Total Industrials		89,232,499
Information Technology 11.5%
Communications Equipment 5.3%
Extreme Networks, Inc.(a)	1,652,538	17,896,987
Viavi Solutions, Inc.(a)	775,628	12,634,980
Total		30,531,967
IT Services 1.9%
EPAM Systems, Inc.(a)	17,306	10,951,410
Semiconductors & Semiconductor Equipment 4.3%
Kulicke & Soffa Industries, Inc.	219,492	15,406,143
MACOM Technology Solutions Holdings, Inc.(a)	161,679	9,815,532
Total		25,221,675
Total Information Technology		66,705,052
Materials 8.1%
Chemicals 2.1%
Minerals Technologies, Inc.	155,521	12,230,171
Construction Materials 2.6%
Summit Materials, Inc., Class A(a)	451,276	15,194,463
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 2.1%
O-I Glass, Inc.(a)	815,491	12,338,379
Metals & Mining 1.3%
Allegheny Technologies, Inc.(a)	400,000	7,144,000
Total Materials		46,907,013
Real Estate 8.5%
Equity Real Estate Investment Trusts (REITS) 8.5%
Apple Hospitality REIT, Inc.	700,000	10,346,000
First Industrial Realty Trust, Inc.	187,555	10,501,204
Gaming and Leisure Properties, Inc.	184,629	9,102,210
Outfront Media, Inc.(a)	490,000	12,132,400
Physicians Realty Trust	374,453	6,931,125
Total		49,012,939
Total Real Estate		49,012,939
Utilities 1.8%
Electric Utilities 1.8%
Portland General Electric Co.	205,233	10,538,715
Total Utilities		10,538,715
Total Common Stocks (Cost $363,329,814)		571,644,494

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(d),(e)	6,987,207	6,986,508
Total Money Market Funds (Cost $6,986,508)		6,986,508
Total Investments in Securities (Cost: $370,316,322)		578,631,002
Other Assets & Liabilities, Net		(82,818)
Net Assets		578,548,184

2	Columbia Select Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	5,501,423	23,448,284	(21,963,199)	—	6,986,508	—	807	6,987,207
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Small Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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